Jun. 09, 2017
T. Rowe Price International Discovery Fund

T. Rowe Price International Value Equity Fund

T. Rowe Price New Income Fund

T. Rowe Price Overseas Stock Fund

T. Rowe Price Personal Strategy Growth Fund

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement Balanced Fund

T. Rowe Price Short-Term Bond Fund

T. Rowe Price Summit Municipal Intermediate Fund

T. Rowe Price Tax-Free High Yield Fund

T. Rowe Price Tax-Free Income Fund

T. Rowe Price Tax-Free Short-Intermediate Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.